SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Paranthetical)	May 31, 2025
E U Holdings Pte Ltd [Member] | Mr. Neo Chin Heng [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	50.00%
E U Holdings Pte Ltd [Member] | Mr. Ng Eng Guan [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	50.00%
Aik Global Pte Ltd [Member] | Mr. Neo Chin Heng [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	25.00%
KDS Steel Pte Ltd [Member] | Mr. Neo Chin Heng [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	50.00%
KDS Steel Pte Ltd [Member] | Mr. Ng Eng Guan [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	50.00%